Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Management [Member]
Loans and Leases Receivable, Related Parties [Roll Forward]
Balance, Beginning of Period	$ 466,000	$ 492,000
New Loans	252,000	0
Less Loan Payments	(35,000)	(26,000)
Balance, End of Period	683,000	466,000
Related Party Deposit Liabilities	$ 19,600,000	$ 18,300,000
All Employees, Officers and Directors [Member]
Loans and Leases Receivable, Related Parties [Roll Forward]
Loans and Leases Receivable, Related Party, Aggregate as Percent of Equity	2.10%	2.13%
Director and Officer [Member]
Loans and Leases Receivable, Related Parties [Roll Forward]
Operating Leases, Rent Expense	$ 96,500